CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited)	December 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.8%
COMMUNICATION SERVICES - 15.3%
Diversified Telecommunication Services - 0.2%
GCI Liberty Inc., Class A Shares	3,315	$234,868	*

Entertainment - 1.7%
Liberty Media Corp.-Liberty Formula One, Class A Shares	1,275	55,819	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	1,955	89,862	*
Lions Gate Entertainment Corp., Class B Shares	8,415	83,561	*
Walt Disney Co.	15,712	2,272,426

Total Entertainment		2,501,668

Interactive Media & Services - 8.2%
Alphabet Inc., Class A Shares	1,445	1,935,419	*
Alphabet Inc., Class C Shares	2,210	2,954,814	*
Facebook Inc., Class A Shares	20,504	4,208,446	*
Twitter Inc.	92,864	2,976,291	*

Total Interactive Media & Services		12,074,970

Media - 5.2%
AMC Networks Inc., Class A Shares	6,885	271,958	*
Comcast Corp., Class A Shares	122,655	5,515,795
Discovery Inc., Class A Shares	21,420	701,291	*
Liberty Broadband Corp., Class A Shares	765	95,288	*
Liberty Broadband Corp., Class C Shares	1,445	181,709	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	5,440	262,970	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	10,880	523,763	*

Total Media		7,552,774

TOTAL COMMUNICATION SERVICES		22,364,280

CONSUMER DISCRETIONARY - 7.8%
Internet & Direct Marketing Retail - 5.5%
Alibaba Group Holding Ltd., ADR	7,762	1,646,320	*
Amazon.com Inc.	3,275	6,051,676	*
Qurate Retail Inc., Class A Shares	41,565	350,393	*

Total Internet & Direct Marketing Retail		8,048,389

Specialty Retail - 2.3%
Advance Auto Parts Inc.	8,764	1,403,642
Home Depot Inc.	9,249	2,019,797

Total Specialty Retail		3,423,439

TOTAL CONSUMER DISCRETIONARY		11,471,828

CONSUMER STAPLES - 2.5%
Beverages - 0.9%
Anheuser-Busch InBev SA/NV, ADR	16,501	1,353,742

See Notes to Schedule of Investments.

ClearBridge All Cap Growth ETF 2019 Quarterly Report	1

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	4,715	$1,385,833

Food Products - 0.6%
McCormick & Co. Inc., Non Voting Shares	5,504	934,194

TOTAL CONSUMER STAPLES		3,673,769

ENERGY - 1.4%
Energy Equipment & Services - 0.3%
National Oilwell Varco Inc.	20,570	515,278

Oil, Gas & Consumable Fuels - 1.1%
Occidental Petroleum Corp.	9,449	389,393
Pioneer Natural Resources Co.	8,093	1,225,038

Total Oil, Gas & Consumable Fuels		1,614,431

TOTAL ENERGY		2,129,709

FINANCIALS - 3.4%
Capital Markets - 2.2%
BlackRock Inc.	2,972	1,494,024
Charles Schwab Corp.	37,385	1,778,031

Total Capital Markets		3,272,055

Consumer Finance - 1.2%
American Express Co.	13,515	1,682,482

TOTAL FINANCIALS		4,954,537

HEALTH CARE - 19.8%
Biotechnology - 7.2%
Alexion Pharmaceuticals Inc.	13,452	1,454,834	*
Biogen Inc.	13,175	3,909,418	*
BioMarin Pharmaceutical Inc.	11,129	940,957	*
ImmunoGen Inc.	17,601	89,853	*
Ionis Pharmaceuticals Inc.	24,130	1,457,693	*
Vertex Pharmaceuticals Inc.	11,900	2,605,505	*

Total Biotechnology		10,458,260

Health Care Equipment & Supplies - 0.6%
Medtronic PLC	7,650	867,893

Health Care Providers & Services - 5.6%
UnitedHealth Group Inc.	27,878	8,195,574

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific Inc.	6,827	2,217,887

See Notes to Schedule of Investments.

2	ClearBridge All Cap Growth ETF 2019 Quarterly Report

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Pharmaceuticals - 4.9%
Allergan PLC	16,055	$3,069,234
Johnson & Johnson	12,967	1,891,496
Zoetis Inc.	17,107	2,264,112

Total Pharmaceuticals		7,224,842

TOTAL HEALTH CARE		28,964,456

INDUSTRIALS - 9.3%
Aerospace & Defense - 1.7%
L3Harris Technologies Inc.	12,821	2,536,891

Air Freight & Logistics - 1.5%
CH Robinson Worldwide Inc.	6,550	512,210
United Parcel Service Inc., Class B Shares	14,225	1,665,179

Total Air Freight & Logistics		2,177,389

Building Products - 1.0%
Johnson Controls International PLC	34,425	1,401,442

Construction & Engineering - 0.3%
Fluor Corp.	21,930	414,038

Industrial Conglomerates - 1.2%
Honeywell International Inc.	10,101	1,787,877

Machinery - 0.3%
Pentair PLC	10,540	483,470

Professional Services - 1.2%
IHS Markit Ltd.	23,725	1,787,679

Road & Rail - 0.6%
Uber Technologies Inc.	27,222	809,582	*

Trading Companies & Distributors - 1.5%
NOW Inc.	20,910	235,028	*
W.W. Grainger Inc.	5,934	2,008,778

Total Trading Companies & Distributors		2,243,806

TOTAL INDUSTRIALS		13,642,174

INFORMATION TECHNOLOGY - 33.8%
Electronic Equipment, Instruments & Components - 2.2%
Dolby Laboratories Inc., Class A Shares	16,575	1,140,360
TE Connectivity Ltd.	22,525	2,158,796

Total Electronic Equipment, Instruments & Components		3,299,156

IT Services - 4.8%
Akamai Technologies Inc.	18,257	1,577,040	*
Fidelity National Information Services Inc.	10,512	1,462,114
Visa Inc., Class A Shares	20,910	3,928,989

Total IT Services		6,968,143

See Notes to Schedule of Investments.

ClearBridge All Cap Growth ETF 2019 Quarterly Report	3

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 5.6%
Broadcom Inc.	9,350	$2,954,787
Cree Inc.	22,894	1,056,558	*
NVIDIA Corp.	6,354	1,495,096
QUALCOMM Inc.	19,431	1,714,397
Texas Instruments Inc.	8,229	1,055,699

Total Semiconductors & Semiconductor Equipment		8,276,537

Software - 16.3%
Adobe Inc.	8,769	2,892,104	*
Autodesk Inc.	14,025	2,573,026	*
Cerence Inc.	3,019	68,320	*
Citrix Systems Inc.	22,185	2,460,317
FireEye Inc.	51,492	851,163	*
LogMeIn Inc.	2,210	189,485
Microsoft Corp.	34,439	5,431,030
Nuance Communications Inc.	24,140	430,416	*
Nutanix Inc., Class A Shares	18,504	578,435	*
Oracle Corp.	29,916	1,584,950
Palo Alto Networks Inc.	7,735	1,788,719	*
salesforce.com Inc.	7,961	1,294,777	*
Splunk Inc.	13,950	2,089,292	*
VMware Inc., Class A Shares	10,919	1,657,395	*

Total Software		23,889,429

Technology Hardware, Storage & Peripherals - 4.9%
Apple Inc.	7,858	2,307,502
Seagate Technology PLC	43,249	2,573,315
Western Digital Corp.	35,841	2,274,828

Total Technology Hardware, Storage & Peripherals		7,155,645

TOTAL INFORMATION TECHNOLOGY		49,588,910

MATERIALS - 3.3%
Chemicals - 2.0%
Ecolab Inc.	6,916	1,334,719
Linde PLC	7,510	1,598,879

Total Chemicals		2,933,598

Metals & Mining - 1.3%
Freeport-McMoRan Inc.	77,180	1,012,601
Nucor Corp.	16,575	932,841

Total Metals & Mining		1,945,442

TOTAL MATERIALS		4,879,040

See Notes to Schedule of Investments.

4	ClearBridge All Cap Growth ETF 2019 Quarterly Report

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY		SHARES	VALUE
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Equinix Inc.		3,048	$1,779,118

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $124,249,227)			143,447,821

	RATE
SHORT-TERM INVESTMENTS - 2.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $3,140,091)	1.403%	3,140,091	3,140,091

TOTAL INVESTMENTS - 100.0% (Cost - $127,389,318)			146,587,912
Other Assets in Excess of Liabilities - 0.0%			26,558

TOTAL NET ASSETS - 100.0%			$146,614,470

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge All Cap Growth ETF 2019 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Growth ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/

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Notes to Schedule of Investments (unaudited) (continued)

dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

7

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$143,447,821	—	—	$143,447,821

Short-Term Investments†	3,140,091	—	—	3,140,091

Total Investments	$146,587,912	—	—	$146,587,912

†	See Schedule of Investments for additional detailed categorizations.

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